Debt and Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Total Outstanding Debt

The table below summarizes the total outstanding debt of the Company (in thousands):

	December 31, 2024		December 31, 2023
	Rate	Amount	Rate	Amount
First Lien - payable to lenders at SOFR plus applicable margin	—	$—	8.72%	$1,719,360
First Lien Incremental Term Loans Tranches B-2 and B-3 - payable to lenders at SOFR plus applicable margin	—	—	8.97%	1,189,975
First Lien Incremental Term Loan Tranche B-5 - payable to lenders at SOFR plus applicable margin	6.86%	2,546,787	—	—
Second Lien - payable to lenders at SOFR plus applicable margin	—	—	13.97%	450,000
Revolving Credit Loans - payable to lenders at SOFR plus applicable margin	7.61%	—	9.59%	50,000
Swingline Loans and Base Rate Loans - payable to lenders at ABR plus applicable margin	9.75%	63,300	11.75%	700
Amortizing Notes (1)		53,804		—
Notes payable and other		19,428		4,356
Total debt		2,683,319		3,414,391
Less: debt issuance costs, net		72,736		50,177
Total debt, net of debt issuance costs		2,610,583		3,364,214
Less: current portion of long-term debt		48,725		32,273
Total long-term debt, net of current portion		$2,561,858		$3,331,941

(1) See Note 7 for discussion of Amortizing Notes.

Schedule of Maturities of Long-Term Debt

As of December 31, 2024, maturities of long-term debt for the next five years and thereafter are as follows (in thousands):

2025	$48,725
2026	48,462
2027	37,562
2028	103,848
2029	25,548
Thereafter	2,419,174
$2,683,319

Schedule of Interest Rate Swap with Notional Value

As of December 31, 2024, we have the following cash flow hedge agreements with a total notional value of $2.0 billion:

Financial Institution	Effective Dates	Floating Rate Debt	Fixed Rates
Credit Suisse	September 30, 2022 through September 30, 2025	$500,000,000	3.4165%
Morgan Stanley	September 30, 2022 through September 30, 2025	1,050,000,000	3.4200%
Credit Agricole Corporate and Investment Bank	September 30, 2022 through September 30, 2025	450,000,000	3.5241%